GENERAL (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Amount of initial public offering		$ 263,922	$ 0	$ 0
Initial public offering (“IPO”) [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued under initial public offering	9,250,000
Amount of initial public offering	$ 263,911
Offering price	$ 31.00
Deducting underwriting discounts and commissions	$ 18,639
Other issuance costs	$ 4,200
Number of convertible preferred shares converted to ordinary shares	59,180,522